UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	December 31, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):
	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Arbor Capital Management, LLC
Address:	One Financial Plaza
		120 S. Sixth St., Ste. 1000
		Minneapolis, MN  55402

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN	1/1/2003
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	67

Form 13F Information Table Value Total:	1,029,444

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106    33896  1261965 SH       SOLE                  1043527            218438
ADVANCED NEUROMODULATION SYSTE COM              00757T101    22657   645500 SH       SOLE                   533500            112000
AFFILIATED MANAGERS GROUP      COM              008252108    31578   627800 SH       SOLE                   519165            108635
ALTIRIS INC.                   COM              02148M100    16189  1016900 SH       SOLE                   840700            176200
AMERICAN HEALTHWAYS, INC.      COM              02649V104     9123   521300 SH       SOLE                   432400             88900
AMERICAN MEDICAL SYSTEMS HOLDI COM              02744M108     5641   348000 SH       SOLE                   285700             62300
AMERICAN PHARMA PARTNERS INC.  COM              02886P109     6828   383600 SH       SOLE                   317100             66500
AMSURG CORP-CL A               COM              03232P405    19715   965000 SH       SOLE                   797270            167730
ARTISAN COMPONENTS INC         COM              042923102     7872   510200 SH       SOLE                   421800             88400
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    24015   769700 SH       SOLE                   636600            133100
CABOT MICROELECTRONICS CORP    COM              12709P103    21981   465700 SH       SOLE                   384900             80800
CERNER CORP.                   COM              156782104     8587   274700 SH       SOLE                   228300             46400
CHEESECAKE FACTORY INC         COM              163072101    10975   303600 SH       SOLE                   251192             52408
CHOICEPOINT INC                COM              170388102    28648   725452 SH       SOLE                   600455            124997
CHRISTOPHER & BANKS CORP       COM              171046105    13268   639400 SH       SOLE                   528800            110600
CIMA LABS INC                  COM              171796105    10555   436300 SH       SOLE                   361500             74800
COGNIZANT TECH SOLUTIONS CORP. COM              192446102    12842   177800 SH       SOLE                   146900             30900
COMPUTER PROGRAMS & SYSTEMS    COM              205306103    12576   507900 SH       SOLE                   419600             88300
COOPER COMPANIES INC           COM              216648402    23509   939600 SH       SOLE                   775300            164300
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    27432   859400 SH       SOLE                   710415            148985
DIANON SYSTEMS INC             COM              252826102    12653   265200 SH       SOLE                   229500             35700
DREXLER TECHNOLOGY CORP        COM              261876106     6192   491400 SH       SOLE                   406492             84908
EDUCATION MANAGEMENT CORP      COM              28139T101     9874   262600 SH       SOLE                   217000             45600
ERESEARCH TECHNOLOGY INC       COM              29481V108     8549   510400 SH       SOLE                   422000             88400
EXPEDITORS INTL WASH           COM              302130109    13615   417000 SH       SOLE                   345728             71272
EXPRESS SCRIPTS INC            COM              302182100    14532   302500 SH       SOLE                   249800             52700
FACTSET RESH SYS INC           COM              303075105    15006   530800 SH       SOLE                   439120             91680
FRED'S INC.                    COM              356108100    11673   454200 SH       SOLE                   375000             79200
GETTY IMAGES INC               COM              374276103    37827  1238200 SH       SOLE                  1024900            213300
HOT TOPIC INC                  COM              441339108    21114   922800 SH       SOLE                   762384            160416
HOTELS.COM                     COM              44147T108    31762   581400 SH       SOLE                   480600            100800
HPL TECHNOLOGIES INC           COM              40426C105        0  1080500 SH       SOLE                   930100            150400
ICU MEDICAL INC                COM              44930G107    28617   767200 SH       SOLE                   633858            133342
INTEGRATED CIRCUIT SYSTEMS     COM              45811K208    11735   643000 SH       SOLE                   531700            111300
INTERCEPT INC.                 COM              45845L107     5640   333100 SH       SOLE                   275300             57800
INVESTORS FINANCIAL SVCS CP    COM              461915100    30523  1114400 SH       SOLE                   921320            193080
ITT EDUCATIONAL SERVICES INC   COM              45068B109     6797   288600 SH       SOLE                   238900             49700
KNIGHT TRANSN INC COM          COM              499064103     9238   439900 SH       SOLE                   363600             76300
KRISPY KREME DOUGHNUTS INC     COM              501014104    11982   354800 SH       SOLE                   293328             61472
LABRANCHE & CO                 COM              505447102    12902   484300 SH       SOLE                   399600             84700
LEAPFROG ENTERPRISES INC.      COM              52186N106     8377   333100 SH       SOLE                   274900             58200
MACROVISION CORP               COM              555904101     5766   359500 SH       SOLE                   297592             61908
MEDSOURCE TECHNOLOGIES INC     COM              58505Y103     4617   711410 SH       SOLE                   588307            123103
MERCURY COMPUTER SYSTEMS INC   COM              589378108    13212   432900 SH       SOLE                   358200             74700
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109    16285  1348100 SH       SOLE                  1116468            231632
NASSDA CORP                    COM              63172M101     7101   648500 SH       SOLE                   536156            112344
NEOWARE SYSTEMS INC            COM              64065P102     5326   357200 SH       SOLE                   295300             61900
NETFLIX.COM INC                COM              64110L106    15453  1403500 SH       SOLE                  1160300            243200
NETSCREEN TECHNOLOGIES INC.    COM              64117V107    17337  1029500 SH       SOLE                   851169            178331
O'REILLY AUTOMOTIVE INC.       COM              686091109    18816   744000 SH       SOLE                   615200            128800
O2MICRO INTERNATIONAL LTD      COM              G6797E106    16974  1741100 SH       SOLE                  1437100            304000
ODYSSEY HEALTHCARE INC         COM              67611V101    44357  1278300 SH       SOLE                  1056843            221457
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    37745  1039800 SH       SOLE                   859494            180306
PEC SOLUTIONS INC              COM              705107100    23041   770600 SH       SOLE                   636700            133900
PORTFOLIO RECOVERY ASSOCIATES, COM              73640Q105    10091   552900 SH       SOLE                   457100             95800
POWER INTERGRATIONS INC        COM              739276103     6309   371100 SH       SOLE                   306700             64400
RESOURCES CONNECTION INC.      COM              76122Q105     8718   375600 SH       SOLE                   311000             64600
SERENA SOFTWARE INC            COM              817492101     7715   488600 SH       SOLE                   404000             84600
SRA INTERNATIONAL INC.         COM              78464R105     8233   303900 SH       SOLE                   251400             52500
STRAYER EDUCATION INC          COM              863236105    22425   390000 SH       SOLE                   322500             67500
SURMODICS INC                  COM              868873100    36378  1268400 SH       SOLE                  1046900            221500
THERASENSE INC                 COM              883381105     5267   630800 SH       SOLE                   521400            109400
TREX COMPANY INC.              COM              89531P105     6559   185800 SH       SOLE                   153700             32100
VENTANA MEDICAL SYSTEMS        COM              92276H106     7779   337500 SH       SOLE                   279000             58500
VERISITY LTD.                  COM              M97385112    13573   712100 SH       SOLE                   587600            124500
VISTACARE INC.                 COM              92839Y109     3029   189200 SH       SOLE                   157100             32100
WEBSENSE INC.                  COM              947684106    10847   507800 SH       SOLE                   419900             87900